Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Taxation
Deferred tax asset	$ 1,273			$ 1,221
Unrecognized deferred tax asset resulting from loss carryforward	$ 1,273	$ 1,031	$ 1,220
Liability relating to corporate income tax risks				$ 1,662